Finance Receivables And Loans, Net (Schedule of Accounts, Notes, Loans and Financing Receivables) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	$ 111,600	$ 99,948
Interest and Fee Income, Loans and Leases	4,570	4,457	$ 4,529
Loans and Finance Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	(110)	266
Fair Value Option Election, Fair Value [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	111,600	99,948
Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member] | Interest Rate Contract [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and Fee Income, Loans and Leases	(39)	(34)	$ (2)
Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	74,065	64,044
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	64,292	56,570
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | Designated as Hedging Instrument [Member] | Gain (Loss) Recognized in Earnings on Hedged Item [Member] | Fair Value Option Election, Fair Value [Member] | Interest Rate Contract [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and Fee Income, Loans and Leases	66	35
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	9,773	7,474
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	6,413	3,504
Held For Investment Mortgage Finance Receivables Interest Only Mortgage Loans	$ 44	55
Consumer Portfolio Segment [Member] | Mortgage Finance [Member] | One year or less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	7.00%
Consumer Portfolio Segment [Member] | Mortgage Finance [Member] | Two years or less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	3.00%
Consumer Portfolio Segment [Member] | Mortgage Finance [Member] | Three years or less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	0.00%
Consumer Portfolio Segment [Member] | Mortgage Finance [Member] | Four years or less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	39.00%
Consumer Portfolio Segment [Member] | Mortgage Finance [Member] | Five years or greater [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	38.00%
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	$ 3,360	3,970
Held For Investment Mortgage Finance Receivables Interest Only Mortgage Loans	$ 941	1,100
Loans Receivable, Fair Value Disclosure		1
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member] | One year or less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	35.00%
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member] | Two years or less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	22.00%
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member] | Three years or less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	2.00%
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member] | Four years or less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	0.00%
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member] | Five years or greater [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest-only mortgage loan portfolio principal amortization	1.00%
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	$ 37,535	35,904
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	31,469	30,871
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2,640	1,882
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	$ 3,426	$ 3,151